NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes Payable Tables
Schedule of notes payable
Notes payable consisted of the following as of March 31, 2014 and December 31, 2013:

	March 31, 2014	December 31, 2013
7% note payable issued March 30, 2011, principal and interest due December 31, 2013.(8)	$50,000	$50,000
7% convertible note payable with related party issued March 31, 2012, principal and interest due January 1, 2014.(11)	—	50,000
7% convertible note payable with related party issued July 27, 2012, principal and interest due July 27, 2014.(1)	150,000	150,000
12% convertible note payable issued October 25, 2012, principal and interest due July 1, 2015.(10)	25,000	25,000
12% convertible note payable with related party issued April 11, 2012, principal and interest due April 11, 2014.(9)	100,000	100,000
12% convertible note payable issued November 11, 2011, principal and interest due January 1, 2014.(13)	—	100,000
12% note payable issued December 1, 2011, principal and interest due December 31, 2012.(4)	100,000	100,000
18% convertible note payable issued May 30, 2012, principal and interest due January 1, 2014.(12)	—	60,000
21% note payable with related party issued July 13, 2012, principal and interest due January 1, 2014, containing a warrant feature which requires the Company to issue warrants to purchase 100,000 shares of the Company’s common stock at no more than $0.01 per share with a term of five years.(3)	10,000	10,000
21% note payable issued July 13, 2012, principal and interest due January 1, 2014.(2)	—	65,000
8% convertible note payable issued in 9 installments. For each $0.55 of cash, the company issued a warrant to purchase 1.25 shares of stock at $0.65 with a term of 18 months (increased to 5 years during the quarter ending March 31, 2014). The exercise price was lowered to $0.35 subsequent to March 31, 2014. Principal and interest due June 15, 2018.(5)	1,500,000	1,500,000
8% convertible note payable issued July 8, 2013, principal and interest due June 20, 2018.(6)	—	175,000
15% note payables issued December 31, 2013, principal and interest due June 1, 2014.(7)	100,000	100,000
12% note payable issued January 9, 2014, principal and interest due July 3, 2014.(14)	375,000	—
15% note payable issued January 28, 2014, principal and interest due June 1, 2014.(15)	110,000	—
12% convertible note payable issued February 6, 2014, principal and interest due February 6, 2016.(16)	166,667	—
10% convertible note payable issued February 12, 2014, principal and interest due February 11, 2015.(17)	55,000	—
8% convertible note payable issued February 21, 2014, prinicpal and interest due February 20, 2015.(18)	65,000	—
8% convertible note payable issued February 21, 2014, principal and interest due February 20, 2015.(18)	50,000	—
10% convertible note payable issued February 28, 2014, principal and interest due October 27, 2015.(19)	222,500	—
8% convertible note payable issued March 6, 2014, principal and interest due February 20, 2015.(20)	50,000	—
8% convertible note payable issued March 10, 2014, principal and interest due February 20, 2015.(20)	37,500	—
8% convertible note payable issued March 7, 2014, principal and interest due March 7, 2015.(21)	50,000	—
7% note payable issued March 11, 2014, principal and interest due April 10, 2014.(22)	110,000	—
8% convertible note payable issued March 17, 2014, principal and interest due November 12, 2014.(23)	78,500	—
15% convertible note payable issued March 26, 2014, principal and interest due June 1, 2014.(24)	500,000	—
	3,905,167	2,485,000
Less debt discount	(1,614,406)	(806,539)
Less current portion of notes payable	(1,264,420)	(737,561)
Long-term notes payable	$1,026,341	$940,900

(1)
The note contains a conversion feature which enables either the Company or the lender to convert the outstanding balance into common stock of the Company at a rate of one share per $0.35 of converted dollars. The conversion feature was not exercised by either party as of March 31, 2014. Upon conversion of the note, for every share issued to the lender, the lender will receive one additional warrant to purchase one share of the Company’s common stock at a strike price of $0.75 with no vesting requirement and a term of 18 months. Subsequent to March 31, 2014, the Company lowered the warrant strike price to $0.35 per share.

(2)
The note contained a conversion feature which enabled either the Company or the lender to convert the outstanding balance into common stock of the Company at a rate of one share per $0.375 of converted dollars. The conversion feature was not exercised by either party as of March 31, 2014; alternatively, on February 21, 2014, the note payable principal balance was bought out by a third party (see (18) below). The Company issued 124,730 shares of its common stock in consideration of the accrued interest owed on this note payable as of the transaction date. The terms of the original note provided that, upon conversion of the note, for every $10 outstanding at the end of each calendar month, the Company would issue the lender one warrant to purchase one share of the Company’s common stock at no more than $0.01 per share with no vesting requirement and a term of five years. Accordingly, in February 2014, the Company issued the lender a warrant totaling 253,500 shares, at a strike price of $0.01 with a term of 5 years. Foregoing warrants are included within warrants granted in Note 8.

(3)
For every $10 outstanding at the end of each calendar month, the Company will issue the lender one warrant to purchase one share of the Company’s common stock at no more than $0.01 per share with no vesting requirement and a term of five years. The note was issued for $50,000 and the Company subsequently repaid $20,000 in 2012, with $10,000 payments in both November and December 2012, and the Company repaid $20,000 in 2013, with two $10,000 repayments made in January 2013. Accordingly, the lender received 5,000 warrants each month from issuance through October 2012, 4,000 warrants in November 2012, 3,000 warrants in December 2012, and 1,000 warrants per month thereafter. Foregoing warrants are included within warrants granted in Note 8. The Company is currently negotiating an extension for this note.

(4)
The note payable agreement is convertible into 395,000 shares of the Company’s common stock. However, the lender is disputing the conversion terms of the agreement. Additionally, the Company is in default with regards to the note, as the outstanding balance is past due, and has offered to repay the lender in full. The Company is attempting to utilize on-going dialogue with the lender to resolve the dispute and cure the default.

(5)
Pursuant to the terms and conditions of this agreement, United Fleet Financing, LLC, (“UFF”), of which the sole member is a related party, has agreed to provide the Company $1,500,000 of financing for working capital. The financing was provided to the Company during 2013 in several installments. Each installment payment has a term of 5 years from first installment of funding. Pursuant to the agreement, UFF has the option to convert any amounts paid to the Company pursuant to the financing agreement, into common stock at a conversion price of $0.55 per share. The agreement also provided UFF the right to receive up to 2,727,272 warrants, each to purchase 1.25 shares of common stock at a per share exercise price of $0.65 with a term of 18 months; accordingly, the Company has issued UFF a total of 3,409,093 warrants in connection with this arrangement. During January, 2014, the Company agreed to extend the warrant term to 5 years. Foregoing warrants are included within warrants granted in Note 8. As of March 31, 2014, the Company has received $1,500,000 in cash related to this agreement. A debt discount of $596,169 was recorded to reflect a beneficial conversion feature and warrants associated with the cash received. The debt discount is being amortized to interest expense until maturity or its earlier repayment or conversion. Subsequent to March 31, 2014, the Company lowered the warrant strike price to $0.35 per share.

(6)
On June 20, 2013, the Company entered into a financing and security agreement and a secured convertible promissory note (the “Emerald Note”) in the amount of $200,000 with Emerald Private Equity Fund, LLC (“Emerald”). Pursuant to the terms of the Emerald Note, Emerald provided the Company with $200,000 upon execution. In connection with this financing, Emerald received a warrant to purchase 714,286 shares of the Company’s common stock at an exercise price of $0.65 per share, exercisable over a five (5) year term. The Emerald Note has a maturity date of five (5) years and bears interest at eight percent (8%) annually. The unpaid outstanding balance on the Emerald Note may be converted at the option of either party a rate of two (2) shares of the Company’s restricted common stock for each $0.70. As of December 31, 2013 the Company received $200,000 under this private placement, repaid Emerald $25,000, and issued the related warrants. During the period ending March 31, 2014, the Company issued a total of 1,142,858 shares of its common stock to Emerald relating to this agreement. The Emerald Note was considered to be in default because the Company’s S-1 filing was not cleared within the time frame required in the Emerald Note; as such, during the period ending March 31, 2014, the parties agreed to a revised due date for the Emerald Note of June 1, 2014, and the Company increased the number of the shares under the warrant by 285,714 to 1,000,000. Foregoing warrants are included within warrants granted in Note 8.

(7)
On December 31, 2013, the Company entered into two promissory note agreements in the amount of $40,000 and $60,000 with UFF. Pursuant to the terms and conditions of these agreements, UFF provided the Company with $100,000 and UFF received a warrant to purchase 800,000 shares of the Company’s common stock at an exercise price of $0.55 per share, exercisable over a five (5) year term. Subsequent to March 31, 2014, the Company lowered the warrant strike price to $0.35 per share. The promissory notes, as amended, have a maturity date of June 1, 2014. The stated interest rate is equal to 15% per year.

(8)
On March 13, 2014, this note agreement was modified to extend the due date to January 1, 2015. Subsequent to March 31, 2014, the Company repaid this note and all accrued interest on the note through the issuance of 489,171 shares of its common stock.

(9)
The note contains a conversion feature which enables either the Company or the lender to convert the outstanding balance into common stock of the Company at a rate of one share per $0.50 of converted dollars. The conversion feature was not exercised by either party as of March 31, 2014. Upon conversion of the note, the Company shall issue the lender 150,000 warrants, each of which allows the lender to purchase one share of the Company’s common stock at $0.01, with a term of 18 months. The Company is currently negotiating an extension for this note.

(10)
On March 19, 2014, this note agreement was modified to extend the due date to July 1, 2015. The note contains a conversion feature which enables either the Company or the lender to convert the outstanding balance into common stock of the Company at a rate of one share per $0.50 of converted dollars. The conversion feature was not exercised by either party as of March 31, 2014. Upon conversion of the note, the Company shall issue the lender 30,000 warrants, each of which allows the lender to purchase one share of the Company’s common stock at $0.01, with a term of 18 months.

(11)
The note contained a conversion feature which enabled either the Company or the lender to convert the outstanding balance into common stock of the Company at a rate of one share per $0.35 of converted dollars. The conversion feature was not exercised by either party as of March 31, 2014; alternatively, on March 7, 2014, the note payable principal balance was bought out by a third party (see (20) below). The Company issued 37,849 shares of its common stock in consideration of the accrued interest owed on this note payable as of the transaction date. The terms of the original note provided that, upon conversion of the note, for every share issued to the lender, the lender would receive one additional warrant to purchase one share of the Company’s common stock at a strike price of $0.75 with no vesting requirement and a term of 18 months. Accordingly, in March 2014, the Company issued the lender a warrant totaling 161,240 shares, at a strike price of $0.75 and extended the contractual warrant term from a term of 18 months to a term of 5 years. Foregoing warrants are included within warrants granted in Note 8.

(12)
The note contained a conversion feature which enabled either the Company or the lender to convert the outstanding balance into common stock of the Company at a rate of one share per $0.35 of converted dollars. The conversion feature was not exercised by either party as of March 31, 2014; alternatively, on March 10, 2014, the note payable principal balance was bought out by a third party (see (21) below). The Company issued 99,668 shares of its common stock in consideration of the accrued interest owed on this note payable as of the transaction date. The terms of the original note provided that, upon conversion of the note, for every share issued to the lender, the lender would receive one additional warrant to purchase one share of the Company’s common stock at a strike price of $0.75 with no vesting requirement and a term of 18 months. Accordingly, in March 2014, the Company issued the lender a warrant totaling 271,097 shares, at a strike price of $0.75 extended the contractual warrant term from a term of 18 months to a term of 5 years. Foregoing warrants are included within warrants granted in Note 8.

(13)
On February 20, 2014 the Company issued 337,855 shares of its common stock to satisfy its obligation in connection with its 12% convertible note payable issued November 11, 2011 totaling $100,000, including accrued interest on this obligation. Additionally, in connection with this transaction, the Company issued a warrant to purchase 506,782 shares of the Company’s common stock at an exercise price of $0.01 per share, exercisable over a five (5) year term. Foregoing warrants are included within warrants granted in Note 8. The transaction was analyzed for extinguishment accounting and the company determined that extinguishment accounting was appropriate and any additional consideration provided in the transaction was recorded as a gain/loss on debt extinguishment in other income and expense.

(14)
On January 9, 2014, the Company received gross proceeds of $250,000 via a financing arrangement with Hanover Holdings I, LLC. The principal balance of $375,000 includes a $125,000 prepaid contingent expense that the Company became subject to by (i) failing to file a S-1 registration statement (covering the resale of the underlying common stock pertaining to this financing arrangement) by February 18, 2014 ($40,000); and (ii) failing to have the S-1 registration statement become effective by May 3, 2014 ($85,000). Neither of these criteria were met by the Company. The terms of this financing arrangement bears interest at twelve percent (12%) annually, and has a maturity date of July 3, 2014. The unpaid outstanding balance may be converted at the option of the investor a rate of one (1) share of the Company’s restricted common stock for each $0.15223, subject to adjustment. On February 17, 2014 the Company expensed the registration right penalties. The note contains an anti-dilution protection full-ratchet reset feature which qualifies the note as a derivative instrument. Subsequent to March 31, 2014, the conversion feature of the financing arrangement was modified whereby the unpaid outstanding balance may be converted at the option of the investor at the lessor of (i) sixty percent (60%) of the lowest trade price in the 10 days prior to conversion; or (ii) the original conversion price as stated in the January, 2014 financing arrangement.

(15)
On January 28, 2014, the Company received gross proceeds of $110,000 via a financing arrangement with UFF. The terms of this financing arrangement, as amended, bears interest at fifteen percent (15%) annually, and has a maturity date of June 1, 2014. In connection with this financing arrangement, the Company issued warrants to purchase 800,000 shares of the Company’s common stock at an exercise price of $0.55 per share, exercisable over a five (5) year term. Subsequent to March 31, 2014, the Company lowered the warrant strike price to $0.35 per share.

(16)
On February 6, 2014, the Company received gross proceeds of $150,000 via a financing arrangement with JMJ Financial. The principal balance of $166,666 includes a $16,666 original issue discount. The terms of this financing arrangement bears interest at twelve percent (12%) annually, and has a maturity date of February 6, 2016. The unpaid outstanding balance may be converted at the option of the investor at the lessor of (i) a rate of one (1) share of the Company’s restricted common stock for each $0.23, or (ii) sixty percent (60%) of the lowest trade price in the 25 days prior to conversion. The variable conversion feature qualifies the note as a derivative instrument and tainted all other equity linked instruments including outstanding warrants and fixed rate convertible debt. See further discussion below in Derivative Liabilities — Convertible Notes.

(17)
On February 12, 2014, the Company received gross proceeds of $50,000 via a financing arrangement with Vista Capital Investments, LLC. The principal balance of $55,000 includes a $5,000 original issue discount. The terms of this financing arrangement bears interest at ten percent (10%) annually, and has a maturity date of February 11, 2015. The unpaid outstanding balance may be converted at the option of the investor at the lessor of (i) a rate of one (1) share of our restricted common stock for each $0.35, or (ii) seventy percent (70%) of the lowest trade price in the 20 days prior to conversion. The variable conversion feature qualifies the note as a derivative instrument since the number of shares issuable under the note is indeterminate.

(18)
On February 21, 2014, the Company received gross proceeds of $50,000 via a financing arrangement with LG Capital Funding, LLC. The terms of this financing arrangement bears interest at eight percent (8%) annually, and has a maturity date of February 20, 2015. The unpaid outstanding balance may be converted at fifty-five percent (55%) of the lowest trade price in the ten (10) days prior to conversion. Additionally, on February 21, 2014, LG Capital Funding, LLC paid off the 21 percent note payable issued July 13, 2012 totaling $65,000 (see (2) above), on the Company’s behalf, and, accordingly, the Company agreed to repay LG Capital Funding, LLC a total of $65,000 via a replacement note bearing interest at eight percent (8%) annually, with a maturity date of February 20, 2015. The replacement note’s unpaid outstanding balance may be converted at fifty-five percent (55%) of the lowest trade price in the 10 days prior to conversion. The variable conversion feature of the replacement note qualifies the note as a derivative instrument since the number of shares issuable under the note is indeterminate. The transaction was analyzed for extinguishment accounting and the Company determined that extinguishment accounting was appropriate and any additional consideration provided in the transaction was recorded as a gain/loss on debt extinguishment in other income and expense.

(19)
On February 28, 2014, the Company received gross proceeds of $200,000 via a financing arrangement with Typenex Co-Investment, LLC. The principal balance of $222,500 includes a $22,500 original issue discount. The terms of this financing arrangement bears interest at ten percent (10%) annually, and has a maturity date of October 27, 2015. The unpaid outstanding balance may be converted at the option of the investor at the lessor of (i) a rate of one (1) share of our restricted common stock for each $0.27, or (ii) seventy percent (70%) of the lowest trade price in the fifteen (15) days prior to conversion. The note contains an anti-dilution protection full-ratchet reset feature which qualifies the note as a derivative instrument.

(20)
On March 6, 2014, the Company received gross proceeds of $50,000 via a financing arrangement with GEL Properties, LLC, The terms of this financing arrangement bears interest at eight percent (8%) annually, and has a maturity date of February 20, 2015. The unpaid outstanding balance may be converted at fifty-five percent (55%) of the lowest trade price in the ten (10) days prior to conversion. Additionally, on March 7, 2014, GEL Properties, LLC paid off the 7 percent note payable with a related party issued March 31, 2012 totaling $50,000 (see (11) above), on the Company’s behalf, and, accordingly, the Company agreed to repay GEL Properties, LLC a total of $52,500 via a replacement note bearing interest at eight percent (8%) annually, with a maturity date of February 20, 2015. The replacement note’s unpaid outstanding balance may be converted at fifty-five percent (55%) of the lowest trade price in the ten (10) days prior to conversion. During the period ending March 31, 2014, GEL Properties, LLC elected to convert $15,000 of principal balance under the terms of the replacement note, and received a total of 164,935 shares of the Company’s common stock. The variable conversion feature of the replacement note qualifies the note as a derivative instrument since the number of shares issuable under the note is indeterminate. The transaction was analyzed for extinguishment accounting and the Company determined that extinguishment accounting was appropriate and any additional consideration provided in the transaction was recorded as a gain/loss on debt extinguishment in other income and expense.

(21)
On March 10, 2014, the Company received gross proceeds of $50,000 via a financing arrangement with Union Capital, LLC. The terms of this financing arrangement bears interest at eight percent (8%) annually, and has a maturity date of March 7, 2015. The unpaid outstanding balance may be converted at fifty-five percent (55%) of the lowest trade price in the ten (10) days prior to conversion. Additionally, on March 10, 2014, Union Capital, LLC paid off the 18 percent note payable issued May 30, 2012 totaling $60,000 (see (12) above), on the Company’s behalf, and, accordingly, the Company agreed to repay Union Capital, LLC a total of $67,800 via a replacement note bearing interest at eight percent (8%) annually, with a maturity date of March 7, 2015. The replacement note’s unpaid outstanding balance may be converted at fifty-five percent (55%) of the lowest trade price in the ten (10) days prior to conversion. During the period ending March 31, 2014, Union Capital, LLC elected to convert its principal balance under the terms of the replacement note, and received a total of 579,525 shares of the Company’s common stock. The variable conversion feature of the note qualifies the note as a derivative instrument since the number of shares issuable under the note is indeterminate. The transaction was analyzed for extinguishment accounting and the Company determined that extinguishment accounting was appropriate and any additional consideration provided in the transaction was recorded as a gain/loss on debt extinguishment in other income and expense.

(22)
On March 11, 2014, the Company received gross proceeds of $110,000 via a financing arrangement with William W. Kennedy, of whom Mr. William D. Kennedy, our CEO, is an immediate family member. The terms of this financing arrangement bears interest at seven percent (7%) annually, and has a maturity date of April 10, 2014. In connection with this financing arrangement, we issued warrants to purchase 100,000 shares of the Company’s common stock at an exercise price of $0.01 per share, exercisable over an eighteen (18) month term. Foregoing warrants are included within warrants granted in Note 8. The Company is currently negotiating an extension for this note.

(23)
On March 17, 2014, the Company received gross proceeds of $78,500 via a financing arrangement with Asher Enterprises, Inc. The terms of this financing arrangement bears interest at eight percent (8%) annually, and has a maturity date of November 12, 2014. The unpaid outstanding balance may be converted at sixty-nine percent (69%) of the lowest trade price in the ten (10) days prior to conversion. The variable conversion feature of the note qualifies the note as a derivative instrument since the number of shares issuable under the note is indeterminate. Additionally, the note contains an anti-dilution protection full-ratchet reset feature which qualifies the note as a derivative instrument.

(24)
On March 26, 2014, the Company received gross proceeds of $500,000 via a financing arrangement with UFF. The terms of this financing arrangement bears interest at fifteen percent (15%) annually, and has a maturity date of June 1, 2014. In connection with this financing arrangement, the Company issued warrants to purchase 1,428,571 shares of the Company’s common stock at an exercise price of $0.35 per share, exercisable over a five (5) year term. Foregoing warrants are included within warrants granted in Note 8.

Notes Payable consisted of the following as of December 31:

	2013	2012
7% note payable issued March 30, 2011, principal and interest due December 31, 2013.(8)	$50,000	$50,000
7% convertible note payable with related party issued March 31, 2012, principal and interest due January 1, 2014.(1)	50,000	50,000
7% convertible note payable issued July 27, 2012, principal and interest due July 27, 2014.(1)	150,000	150,000
12% note payable with related party issued August 31, 2012, principal and interest due March 1, 2014, containing a warrant feature which requires the Company to issue warrants to purchase 22,000 shares of the Company’s common stock at no more than $0.01 per share with a term of five years.	—	11,000
12% convertible note payable issued October 25, 2012, principal and interest due January 1, 2014. The conversion feature enables either the Company or the lender to convert the outstanding balance into shares of the Company’s common stock at a rate of one share per $0.50 of converted dollars. Upon conversion of the note, the Company shall issue the lender 30,000 warrants, each of which allows the lender to purchase one share of the Company’s common stock at $0.01, with a term of 18 months.(9)	25,000	25,000
12% convertible note payable with related party issued April 11, 2012, principal and interest due April 11, 2014. The conversion feature enables either the Company or the lender to convert the outstanding balance into shares of the Company’s common stock at a rate of one share per $0.50 of converted dollars. Upon conversion of the note, the Company shall issue the lender 150,000 warrants, each of which allows the lender to purchase one share of the Company’s common stock at $0.01, with a term of 18 months.	100,000	100,000
12% convertible note payable issued November 11, 2011, principal and interest due January 1, 2014. The conversion feature enables either the Company or the lender to convert the outstanding balance into shares of the Company’s common stock at a rate of one share per $0.375 of converted dollars.(10)	100,000	100,000
12% note payable issued December 1, 2011, principal and interest due December 31, 2012.(4)	100,000	100,000
18% convertible note payable issued May 30, 2012, principal and interest due January 1, 2014.(1)	60,000	60,000
21% note payable with related party issued July 13, 2012, principal and interest due January 1, 2014, containing a warrant feature which requires the Company to issue warrants to purchase 100,000 shares of the Company’s common stock at no more than $0.01 per share with a term of five years.(3)	10,000	30,000
21% note payable issued July 13, 2012, principal and interest due January 1, 2014, containing a warrant feature which requires the Company to issue warrants to purchase 130,000 shares of the Company’s common stock at no more than $0.01 per share with a term of five years.(2)	65,000	65,000
8% convertible note payable issued in 9 installments. For each $0.55 of cash, the company issued a warrant to purchase 1.25 shares of stock at $0.65 with a term of 18 months. Principal and interest due June 15, 2018.(5)	1,500,000	—
8% convertible note payable issued July 8, 2013, principal and interest due July 8, 2018, containing a warrant feature which requires the Company to issue warrants to purchase 714,286 shares of the common stock at a price of $0.65 per share with a term of five years.(6)	175,000	—
15% note payables issued December 31, 2013, principal and interest due February 28, 2014.(7)	100,000	—
	2,485,000	741,000
Less debt discount	(806,539)	(9,214)
Less current portion of notes payable	(737,561)	(150,000)
Long-term notes payable	$940,900	$581,786

(1)
The note contains a conversion feature which enables either the Company or the lender to convert the outstanding balance into common stock of the Company at a rate of one share per $0.35 of converted dollars. The conversion feature was not exercised by either party as of December 31, 2013. Upon conversion of the note, for every share issued to the lender, the lender will receive one additional warrant to purchase one share of the Company’s common stock at a strike price of $0.75 with no vesting requirement and a term of 18 months. The two notes due January 1, 2014 were bought by a third party subsequent to year end. See Note 18.

(2)
For every $10 outstanding at the end of each calendar month, the Company will issue the lender one warrant to purchase one share of the Company’s common stock at no more than $0.01 per share with no vesting requirement and a term of five years. As no payment was made on the referenced note payable, the lender received the maximum monthly award each month the note was outstanding. Foregoing warrants are included within warrants granted in Note 12. This note was bought out by a third party subsequent to year end. See Note 18.

(3)
For every $10 outstanding at the end of each calendar month, the Company will issue the lender one warrant to purchase one share of the Company’s common stock at no more than $0.01 per share with no vesting requirement and a term of five years. The note was issued for $50,000 and the Company subsequently repaid $20,000 in 2012, with $10,000 payments in both November and December 2012, and the Company repaid $20,000 in 2013, with two $10,000 repayments made in January 2013. Accordingly, the lender received 5,000 warrants each month from issuance through October 2012, 4,000 warrants in November 2012, and 3,000 warrants in December 2012. Foregoing warrants are included within warrants granted in Note 12. The Company is currently negotiating an extension for this note.

(4)
The note payable agreement is convertible into 395,000 shares of the Company’s common stock. However, the lender is disputing the conversion terms of the agreement. Additionally, the Company is in default with regards to the note, as the outstanding balance is past due, and has offered to repay the lender in full. The Company is attempting to utilize on-going dialogue with the lender to resolve the dispute and cure the default.

(5)
Pursuant to the terms and conditions of this agreement, UFF has agreed to provide the Company $1,500,000 of financing for working capital. The financing will be provided to the Company in nine scheduled installments beginning June 15, 2013 and ending January 1, 2014, starting with a first installment of $166,000. Each installment payment has a term of 5 years from first installment of funding. Pursuant to the agreement UFF has the option to convert any amounts paid to the Company pursuant to the financing agreement, into common stock at a conversion price of $0.55 per share and receive up to 2,727,272 warrants, each to purchase 1.25 shares of common stock at a per share exercise price of $0.65 with a term of 18 months. Foregoing warrants are included within warrants granted in Note 12. On August 1, 2013, the Company amended the $1.5 million financing and security agreement dated May 20, 2013 to change the payment schedule such that all payments were received by December 31, 2013. As of December 31, 2013 the Company has received $1,500,000 in cash related to this agreement and issued 3,409,093 warrants as discussed in Note 12. A debt discount of $596,169 was recorded to reflect a beneficial conversion feature and warrants associated with the cash received. The debt discount is being amortized to interest expense until maturity or its earlier repayment or conversion. As of December 31, 2013, the Company has not issued any shares of its common stock related to this agreement.

(6)
On June 20, 2013, the Company entered into a financing and security agreement and a secured convertible promissory note (the “Emerald Note”) in the amount of $200,000 with Emerald Private Equity Fund, LLC (“Emerald”). Pursuant to the terms of the Emerald Note, Emerald agreed to provide the Company with $200,000 upon execution. In connection with this financing, Emerald received a warrant to purchase 714,286 shares of the Company’s common stock at an exercise price of $0.65 per share, exercisable over a five (5) year term. The Emerald Note has a maturity date of five (5) years and bears interest at eight percent (8%) annually. The unpaid outstanding balance on the Emerald Note may be converted at the option of either party a rate of two (2) shares of the Company’s restricted common stock for each $0.70. As of December 31, 2013 the Company received $200,000 under this private placement and issued the related warrants. As of December 31, 2013 the Company has not issued any shares of its common stock related to this agreement. Subsequent to December 31, 2013, the Company issued a total of 1,142,858 shares of its common stock to Emerald relating to this agreement. The Emerald Note was in default because the S-1 was not cleared within the time frame required in the Emerald Note so in response the parties agreed to a revised due date for the Emerald Note of June 1, 2014, and increasing the number of the shares under the warrant by 285,714 to 1,000,000. Foregoing warrants are included within warrants granted in Note 12.

(7)
On December 31, 2013, we entered into two promissory note agreements in the amount of $40,000 and $60,000 with UFF. Pursuant to the terms and conditions of these agreements, UFF provided us with $100,000 and UFF received a warrant to purchase 800,000 shares of our common stock at an exercise price of $0.55 per share, exercisable over a five (5) year term. The promissory notes have a maturity date of February 28, 2014. The stated interest rate is equal to 15% per year. The Company is currently negotiating an extension for this note.

(8)	Subsequent to year end, this note agreement was modified to extend the due date to January 1, 2015.
(9)	Subsequent to year end, this note agreement was modified to extend the due date to July 1, 2014.
(10)	This note was settled subsequent to year end. See Note 18.